UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: MARCH 31, 2009 (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

TimesSquare Mid Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 97.1%
Consumer Discretionary - 9.7%
Apollo Group, Inc., Class A*	155,300		$12,164,649
Discovery Communications, Inc., Class C*	982,700		14,396,555
National CineMedia, Inc.	469,100		6,182,738
Pool Corp.	443,400		5,941,560
Strayer Education, Inc.	54,000	[2]	9,712,980
Tiffany & Co.	286,600		6,179,096
Virgin Media, Inc.	1,268,100		6,086,880
Total Consumer Discretionary			60,664,458
Consumer Staples - 2.0%
Energizer Holdings, Inc.*	133,400		6,628,646
Herbalife, Ltd.	392,400		5,878,152
Total Consumer Staples			12,506,798
Energy - 8.8%
Cameron International Corp.*	415,700		9,116,301
Denbury Resources, Inc.*	740,452		11,003,117
Forest Oil Corp.*	404,200	[2]	5,315,230
Range Resources Corp.	281,800		11,598,888
Transocean, Ltd.*	135,700		7,984,588
Ultra Petroleum Corp.*	275,000		9,869,750
Total Energy			54,887,874
Financials - 8.6%
Aflac, Inc.	218,000		4,220,480
Aon Corp.	259,300	[2]	10,584,626
Invesco, Ltd.	662,000	[2]	9,175,320
Markel Corp.*	21,000		5,961,480
RenaissanceRe Holdings, Ltd.	341,200		16,868,928
SEI Investments Co.	560,000		6,837,600
Total Financials			53,648,434
Health Care - 17.8%
Cephalon, Inc.*	102,500	[2]	6,980,250
DaVita, Inc.*	729,000		32,039,550
Edwards Lifesciences Corp.*	117,300		7,111,899
Express Scripts, Inc.*	232,100		10,716,057
Humana, Inc.*	181,200		4,725,696
Laboratory Corp. of America Holdings*	119,400	[2]	6,983,706
Mindray Medical International, Ltd. (ADR)	252,500	[2]	4,673,775
Perrigo Co.	177,400		4,404,842
ResMed, Inc.*	333,400		11,782,356
Shire Pharmaceuticals PLC	491,300		17,657,322
Varian Medical Systems, Inc.*	139,900		4,258,556
Total Health Care			111,334,009
Industrials - 18.5%
CH Robinson Worldwide, Inc.	139,900		6,380,839
Copart, Inc.*	223,000		6,614,180
Dun & Bradstreet Corp., The	126,200		9,717,400
Expeditors International of Washington, Inc.	313,900		8,880,231
Fastenal Co.	262,700	[2]	8,447,118
Harsco Corp.	262,600		5,821,842
Iron Mountain, Inc.*	262,700		5,824,059
ITT Industries, Inc.	179,900		6,920,753
L-3 Communications Holdings, Inc.	146,700		9,946,260
Norfolk Southern Corp.	208,100		7,023,375
PACCAR, Inc.	238,800	[2]	6,151,488
Parker Hannifin Corp.	194,300		6,602,314
Rockwell Collins, Inc.	218,400		7,128,576
Stericycle, Inc.*	85,500		4,080,915
URS Corp.*	225,300		9,104,373
UTI Worldwide, Inc.	569,800		6,809,110
Total Industrials			115,452,833

TimesSquare Mid Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Information Technology - 21.4%
Adobe Systems, Inc.*	247,300	[2]	$5,289,747
Agilent Technologies, Inc.*	197,200		3,030,964
Alliance Data Systems Corp.*	308,600	[2]	11,402,770
Altera Corp.	337,800	[2]	5,928,390
Amdocs, Ltd.*	1,037,300		19,210,796
Amphenol Corp.	255,900	[2]	7,290,591
Analog Devices, Inc.	318,700		6,141,349
ASML Holding, N.V.	330,900	[2]	5,794,059
Broadcom Corp., Class A*	354,300		7,078,914
CA, Inc.	665,400		11,717,694
Global Payments, Inc.	290,000		9,688,900
Intersil Corp., Class A	174,000		2,001,000
Juniper Networks, Inc.*	327,600		4,933,656
NetApp, Inc.*	389,000		5,772,760
NeuStar, Inc., Class A*	774,500		12,972,875
Total System Services, Inc.	376,000		5,192,560
VeriSign, Inc.*	519,000		9,793,530
Total Information Technology			133,240,555
Materials - 4.1%
Ecolab, Inc.	403,100	[2]	13,999,663
Martin Marietta Materials, Inc.	72,200	[2]	5,725,460
Potash Corp. of Saskatchewan, Inc.	75,500		6,101,155
Total Materials			25,826,278
Telecommunication Services - 6.2%
American Tower Corp., Class A*	923,600		28,105,148
SBA Communications Corp.*	454,300		10,585,190
Total Telecommunication Services			38,690,338
Total Common Stocks (cost $773,570,629)			606,251,577
Other Investment Companies - 10.3% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]	45,344,481		45,344,481
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,665,632		199,876
BNY Institutional Cash Reserves Fund, Series C*[3,5]	1,179,151		1,179,151
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [6]	8,132,496		8,132,496
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [7]	9,106,525		9,106,525
Total Other Investment Companies (cost $65,428,285)			63,962,529
Total Investments - 107.4% (cost $838,998,914)			670,214,106
Other Assets, less Liabilities - (7.4)%			(46,028,748)
Net Assets - 100.0%			$624,185,358

TimesSquare Small Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.9%
Consumer Discretionary - 9.4%
American Public Education, Inc.*	125,000		$5,257,500
Arbitron, Inc.	165,000		2,476,650
Capella Education Co.*	120,000		6,360,000
Corinthian Colleges, Inc.*	300,000		5,835,000
FGX International Holdings, Ltd.*	199,900		2,322,838
Hibbett Sports, Inc.*	100,000		1,922,000
Iconix Brand Group, Inc.*	251,000		2,221,350
Monro Muffler Brake, Inc.	155,000		4,236,150
Pool Corp.	130,037		1,742,496
RRSat Global Communications Network, Ltd.	196,400		2,356,800
Total Consumer Discretionary			34,730,784
Consumer Staples - 3.1%
Chattem, Inc.*	80,100	[2]	4,489,605
Herbalife, Ltd.	145,000		2,172,100
Smart Balance, Inc.*	313,800		1,895,352
United Natural Foods, Inc.*	144,800		2,746,856
Total Consumer Staples			11,303,913
Energy - 8.1%
Approach Resources, Inc.*	302,300		1,874,260
Arena Resources, Inc.*	220,000		5,605,600
Cal Dive International, Inc.*	279,200		1,890,184
Concho Resources, Inc.*	250,016		6,397,909
Exterran Holdings, Inc.*	120,000	[2]	1,922,400
Matador Resources Co.*[8,9]	375,000		3,750,000
NATCO Group, Inc.*	217,200		4,111,596
Quicksilver Resources, Inc.*	400,000		2,216,000
T-3 Energy Services, Inc.*	200,000		2,356,000
Total Energy			30,123,949
Financials - 8.0%
Amerisafe, Inc.*	183,500		2,811,220
Argo Group International Holdings, Ltd.*	173,766		5,235,570
Assured Guaranty, Ltd.	170,000		1,150,900
Cohen & Steers, Inc.	110,000		1,227,600
Evercore Partners, Inc., Class A	125,000		1,931,250
Herald National Bank*	299,800		2,908,060
HFF, Inc., Class A*	330,000		660,000
Jefferies Group, Inc.	120,000		1,656,000
optionsXpress, Inc.	335,000		3,808,950
Portfolio Recovery Associates, Inc.*	160,000		4,294,400
Safety Insurance Group, Inc.	125,000		3,885,000
Total Financials			29,568,950
Health Care - 14.2%
Align Technology, Inc.*	350,000		2,775,500
Amedisys, Inc.*	47,700	[2]	1,311,273
American Dental Partners, Inc.*	200,000		1,324,000
AtriCure, Inc.*	195,100		249,728
BioMarin Pharmaceutical, Inc.*	300,000		3,705,000
Bio-Rad Laboratories, Inc.*	100,000		6,590,000
CardioNet, Inc.*	80,000		2,244,800
Haemonetics Corp.*	120,000		6,609,600
HealthExtras, Inc.*	200,000		3,964,000
Magellan Health Services, Inc.*	211,400		7,703,416
MedAssets, Inc.*	370,000		5,272,500
Sepracor, Inc.*	160,000		2,345,600
United Therapeutics Corp.*	40,000		2,643,600
Volcano Corp.*	252,300		3,670,965
WellCare Health Plans, Inc.*	170,000		1,912,500
Total Health Care			52,322,482
Industrials - 22.4%
Advisory Board Co., The*	120,000		1,989,600
Aecom Technology Corp.*	140,000		3,651,200
American Reprographics Co.*	249,886		884,596

TimesSquare Small Cap Growth Fund

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 22.4% (continued)
Clean Harbors, Inc.*	137,700		$6,609,600
Columbus McKinnon Corp.*	251,500		2,193,080
Corporate Executive Board Co.	130,300		1,889,350
CoStar Group, Inc.*	138,600		4,192,650
Duff & Phelps Corp., Class A*	64,400		1,014,300
Genesee & Wyoming, Inc., Class A*	147,700		3,138,625
Healthcare Services Group, Inc.	140,000		2,095,800
Hub Group, Inc.*	170,000		2,890,000
Huron Consulting Group, Inc.*	92,700		3,933,261
Interline Brands, Inc.*	310,000		2,613,300
Middleby Corp., The*	77,200		2,503,596
Mobile Mini, Inc.*	315,000		3,628,800
On Assignment, Inc.*	620,400		1,681,284
Orbital Sciences Corp.*	300,000		3,567,000
RBC Bearings, Inc.*	150,000		2,292,000
Regal-Beloit Corp.	120,000		3,676,800
Resources Connection, Inc.*	354,340		5,343,447
Stanley, Inc.*	161,000		4,087,790
Stericycle, Inc.*	71,000		3,388,830
Transdigm Group, Inc.*	200,000	[2]	6,568,000
UTI Worldwide, Inc.	370,300		4,425,085
Watsco, Inc.	130,000	[2]	4,423,900
Total Industrials			82,681,894
Information Technology - 27.2%
Alvarion, Ltd.*	261,200		864,572
Atheros Communications, Inc.*	196,800	[2]	2,885,088
Blackboard, Inc.*	96,500		3,062,910
Cognex Corp.	200,000		2,670,000
Constant Contact, Inc.*	124,192		1,737,446
CyberSource Corp.*	154,175		2,283,332
DealerTrack Holdings, Inc.*	308,900		4,046,590
Global Payments, Inc.	270,000		9,020,700
Hittite Microwave Corp.*	140,000		4,368,000
Informatica Corp.*	311,000	[2]	4,123,860
J2 Global Communications, Inc.*	263,800		5,774,582
Jack Henry & Associates, Inc.	370,000		6,038,400
Monolithic Power Systems, Inc.*	400,000		6,200,000
Monotype Imaging Holdings, Inc.*	171,400		641,036
Netezza Corp.*	370,000		2,516,000
NeuStar, Inc., Class A*	164,100		2,748,675
Power Integrations, Inc.	210,000		3,612,000
SkillSoft PLC*	955,000		6,388,950
Solera Holdings, Inc.*	470,720		11,664,442
Synaptics, Inc.*	89,600		2,397,696
Ultimate Software Group, Inc., The*	260,000		4,487,600
Varian Semiconductor Equipment Associates, Inc.*	120,000		2,599,200
ViaSat, Inc.*	265,000		5,517,300
Wright Express Corp.*	260,050		4,738,111
Total Information Technology			100,386,490
Telecommunication Services - 3.5%
General Communication, Inc., Class A*	380,000		2,538,400
NTELOS Holdings Corp.	275,000		4,988,500
SBA Communications Corp.*	230,000		5,359,000
Total Telecommunication Services			12,885,900
Total Common Stocks (cost $465,069,837)			354,004,362
Other Investment Companies - 7.0% [1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]	9,098,096		9,098,096
BNY Institutional Cash Reserves Fund, Series B*[3,4]	1,179,050		141,486
BNY Institutional Cash Reserves Fund, Series C*[3,5]	796,237		796,237
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [6]	15,859,255		15,859,255
Total Other Investment Companies (cost $26,932,638)			25,895,074
Total Investments - 102.9% (cost $492,002,475)			379,899,436
Other Assets, less Liabilities - (2.9)%			(10,701,583)
Net Assets - 100.0%			$369,197,853

Skyline Special Equities Portfolio

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 95.2%
Consumer Discretionary - 15.7%
Aaron Rents, Inc.	102,500		$2,732,650
ArvinMeritor, Inc.	269,583		212,971
ATC Technology Corp.*	101,300		1,134,560
Big 5 Sporting Goods Corp.	312,122		1,832,156
Dress Barn, Inc., The*	195,300		2,400,237
Drew Industries, Inc.*	85,200		739,536
Gildan Activewear, Inc., Class A*	422,520	[2]	3,422,412
Jo-Ann Stores, Inc.*	156,394		2,555,478
Jos. A. Bank Clothiers, Inc.*	159,953		4,448,293
MarineMax, Inc.*	219,700		430,612
McCormick & Schmick’s Seafood Restaurants, Inc.*	290,300		1,137,976
Sonic Corp.*	188,100		1,884,762
Total Consumer Discretionary			22,931,643
Consumer Staples - 2.1%
B&G Foods, Inc.	591,300		3,074,760
Energy - 1.0%
Bristow Group, Inc.*	46,900		1,005,067
Key Energy Services, Inc.*	161,734		465,794
Total Energy			1,470,861
Financials - 22.3%
Aspen Insurance Holdings, Ltd.	119,173		2,676,626
Cowen Group, Inc.*	246,833		1,202,077
Delphi Financial Group, Inc., Class A	178,329		2,400,308
Financial Federal Corp.	150,000		3,177,000
Hanover Insurance Group, Inc.	110,200		3,175,964
HCC Insurance Holdings, Inc.	81,800		2,060,542
Penson Worldwide, Inc.*	204,200		1,313,006
Prosperity Bancshares, Inc.	110,750		3,029,012
RAM Holdings, Ltd.*	366,114		91,528
Reinsurance Group of America, Inc.	135,347		4,383,889
SeaBright Insurance Holdings, Inc.*	314,316		3,287,745
SVB Financial Group*	6,000		120,060
TradeStation Group, Inc.*	336,700		2,222,220
United PanAm Financial Corp.*	131,119		190,123
Validus Holdings, Ltd.	142,600		3,376,768
Total Financials			32,706,868
Health Care - 7.2%
Alliance Imaging, Inc.*	309,100		2,101,880
Chemed Corp.	72,300		2,812,470
Covance, Inc.*	76,100		2,711,443
Five Star Quality Care, Inc.*	722,521		751,422
inVentiv Health, Inc.*	28,017		228,619
Sun Healthcare Group, Inc.*	235,600		1,988,464
Total Health Care			10,594,298
Industrials - 20.3%
Acco Brands Corp.*	1,070,600		1,049,188
Altra Holdings, Inc.*	111,000		430,680
Baldor Electric Co.	69,700		1,009,953
Brady Corp.	96,900		1,708,347
CAI International, Inc.*	214,300		606,469
CBIZ, Inc.*	498,800		3,476,636
Consolidated Graphics, Inc.*	167,470		2,130,218
Crane Co.	86,433		1,458,989
GrafTech International, Ltd.*	168,800		1,039,808
Heidrick & Struggles International, Inc.	117,965		2,092,699
Herman Miller, Inc.	158,700		1,691,742
Hexcel Corp.*	406,600		2,671,362
IDEX Corp.	17,100		373,977
Middleby Corp., The*	108,290		3,511,846
NCI Building Systems, Inc.*	95,031		210,969
SkyWest, Inc.	104,662		1,301,995
Spherion Corp.*	619,100		1,287,728
Teleflex, Inc.	45,650		1,784,458
Triumph Group, Inc.	50,500		1,929,100
Total Industrials			29,766,164

Skyline Special Equities Portfolio

March 31, 2009

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 21.2%
ADC Telecommunications, Inc.*	218,300	$958,337
Arris Group, Inc.*	333,124	2,455,124
Benchmark Electronics, Inc.*	222,389	2,490,757
Brocade Communications Systems, Inc.*	463,923	1,600,534
Euronet Worldwide, Inc.*	123,200	1,608,992
FARO Technologies, Inc.*	86,600	1,163,904
Harris Stratex Networks, Inc.*	130,351	501,851
Littelfuse, Inc.*	65,300	717,647
NeuStar, Inc., Class A*	182,500	3,056,875
ON Semiconductor Corp.*	512,825	2,000,018
Perot Systems Corp.*	184,723	2,379,232
Polycom, Inc.*	131,232	2,019,660
Rudolph Technologies, Inc.*	162,300	491,769
Super Micro Computer, Inc.*	130,300	641,076
SYNNEX Corp.*	140,754	2,768,632
TNS, Inc.*	283,800	2,321,484
TTM Technologies, Inc.*	297,600	1,726,080
Virtusa Corp.*	184,101	1,141,426
Websense, Inc.*	87,500	1,050,000
Total Information Technology		31,093,398
Telecommunication Services - 5.4%
Cincinnati Bell, Inc.*	1,879,934	4,323,848
Syniverse Holdings, Inc.*	229,800	3,621,648
Total Telecommunication Services		7,945,496
Total Common Stocks (cost $226,916,051)		139,583,488
Other Investment Companies - 5.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.22% [3]	942,010	942,010
BNY Institutional Cash Reserves Fund, Series B*[3,4]	426,826	51,219
BNY Institutional Cash Reserves Fund, Series C*[3,5]	180,541	180,541
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74% [6]	5,756,249	5,756,249
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.81% [7]	1,523,700	1,523,700
Total Other Investment Companies (cost $8,829,326)		8,453,719
Total Investments - 101.0% (cost $235,745,377)		148,037,207
Other Assets, less Liabilities - (1.0)%		(1,427,455)
Net Assets - 100.0%		$146,609,752

GW&K Multi-Cap Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Common Stocks - 97.2%
Consumer Discretionary - 10.2%
Amazon.com, Inc.*	4,000	$293,760
Comcast Corp., Class A	28,000	381,920
DeVry, Inc.	10,000	481,800
Gentex Corp.	45,000	448,200
Newell Rubbermaid, Inc.	30,000	191,400
Thor Industries, Inc.	20,000	312,400
Total Consumer Discretionary		2,109,480
Consumer Staples - 9.3%
Coca-Cola Co., The	10,000	439,500
General Mills, Inc.	10,000	498,800
PepsiCo, Inc.	10,000	514,800
Walgreen Co.	18,000	467,280
Total Consumer Staples		1,920,380
Energy - 6.8%
Exxon Mobil Corp.	6,000	408,600
Noble Energy, Inc.	10,000	538,800
Transocean, Ltd.*	8,000	470,720
Total Energy		1,418,120
Financials - 4.1%
Goldman Sachs Group, Inc.	4,000	424,080
T Rowe Price Group, Inc.	15,000	432,900
Total Financials		856,980
Health Care - 15.7%
Aetna, Inc.	16,000	389,280
HMS Holdings Corp.*	16,000	526,400
Johnson & Johnson	10,000	526,000
Merck & Co., Inc.	18,000	481,500
Pfizer, Inc.	28,000	381,360
Stryker Corp.	12,000	408,480
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	12,000	540,600
Total Health Care		3,253,620
Industrials - 16.8%
General Electric Co.	25,000	252,750
Honeywell International, Inc.	16,000	445,760
II-VI, Inc.*	20,000	343,600
Jacobs Engineering Group, Inc.*	8,100	313,146
Lincoln Electric Holdings, Inc.	10,000	316,900
Lockheed Martin Corp.	6,500	448,695
Precision Castparts Corp.	8,000	479,200
Republic Services, Inc.	20,000	343,000
Universal Forest Products, Inc.	20,000	532,200
Total Industrials		3,475,251
Information Technology - 20.2%
Akamai Technologies, Inc.*	25,000	485,000
Analog Devices, Inc.	19,000	366,130
ANSYS, Inc.*	23,000	577,300
Applied Materials, Inc.	40,000	430,000
EMC Corp.*	49,000	558,600
Google, Inc.*	1,400	487,284
Microsoft Corp.	20,000	367,400
Paychex, Inc.	21,000	539,070
Texas Instruments, Inc.	22,000	363,220
Total Information Technology		4,174,004
Materials - 2.0%
RPM International, Inc.	32,000	407,360
Telecommunication Services - 2.4%
AT&T, Inc.	20,000	504,000
Utilities - 9.7%
AES Corp., The*	60,000	348,600
Dominion Resources, Inc.	18,000	557,820

GW&K Multi-Cap Equity Fund - March 31, 2009 (unaudited)

Security Description	Shares	Value
Utilities - 9.7% (continued)
FPL Group, Inc.	10,000	$507,300
Questar Corp.	20,000	588,600
Total Utilities		2,002,320
Total Common Stocks (cost $24,373,228)		20,121,515
Other Investment Company - 12.8%
Dreyfus Cash Management Fund, Institutional Class Shares, 0.74%[1] (cost $2,658,471)	2,658,471	2,658,471
Total Investments - 110.0% (cost $27,031,699)		22,779,986
Other Assets, less Liabilities - (10.0)%		(2,073,485)
Net Assets - 100.0%		$20,706,501

GW&K Municipal Enhanced Yield Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 86.0%
Alabama - 3.9%
Montgomery Medical Clinic Board Health Care Facilities Revenue Bond, (Jackson Hospital and Clinic), 5.250%, 03/01/36	$400,000	$276,168
California - 9.4%
California State University, 5.250%, 11/01/34	250,000	237,192
Golden State Tobacco Securitization Corp., California Tobacco Settlement Revenue, Series A-1, 5.750%, 06/01/47	200,000	114,224
State of California, 6.500%, 04/01/33	300,000	315,524
Total California Municipal Bonds		666,940
Colorado - 1.6%
Public Authority for Colorado Energy Natural Gas, Purchase Revenue Bond, 6.500%, 11/15/38	150,000	112,238
Connecticut - 0.7%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue, (Waste Management), Series A, 5.500%, 01/20/20	65,000	52,414
Florida - 2.0%
Seminole Indian Tribe of Florida Special Obligation Revenue Bond, Series A, 5.250%, 10/01/27 (a)	50,000	33,659
Seminole Indian Tribe of Florida Special Obligation Revenue Bond, Series A, 5.500%, 10/01/24 (a)	150,000	109,776
Total Florida Municipal Bonds		109,776
Georgia - 0.1%
Richmond County, Georgia, Development Authority, (International Paper Co. Project), 5.800%, 12/01/20	10,000	7,095
Idaho - 0.1%
Idaho Housing & Finance Association, Series G-2, 5.350%, 07/01/18	5,000	5,019
Illinois - 3.9%
Illinois Finance Authority, (Chicago Charter School Project), 5.000%, 12/01/36	300,000	185,967
Illinois Housing Development Authority, Series E2, 5.600%, 08/01/32	100,000	94,524
Total Illinois Municipal Bonds		280,491
Louisiana- 2.1%
East Baton Rouge Mortgage Finance Authority, Series A, GNMA/FNMA Insured, 5.700%, 10/01/33	10,000	9,768
St. John Baptist Parish, Louisiana, Revenue Bond, Marathon Oil Corp., Series A, 5.125%, 06/01/37	200,000	141,410
Total Louisiana Municipal Bonds		151,178
Massachusetts - 11.6%
Massachusetts State Development Finance Agency, (Wheelock College), Series C, 5.250%, 10/01/37	250,000	192,292
Massachusetts State Health & Educational Facilities Authority, (Dana-Farber Cancer Institute), Series K, 5.000%, 12/01/37	300,000	264,996
Massachusetts State Health & Educational Facilities Authority, (Milford Medical), Series E, 5.000%, 07/15/32	300,000	189,312
Massachusetts State Health & Educational Facilities Authority, (UMass Memorial), Series D, 5.000%, 07/01/33	250,000	178,250
Total Massachusetts Municipal Bonds		824,850
Michigan - 4.5%
Detroit Michigan Water Supply System, FSA Insured, 7.000%, 07/01/36	300,000	321,726
Maryland - 4.3%
Maryland Economic Development Corp., 6.200%, 09/01/22	300,000	308,022
North Carolina - 0.2%
North Carolina State Housing Finance Agency, Series VV, 5.250%, 03/01/17	15,000	15,042
North Dakota - 1.5%
Ward County, North Dakota, Healthcare Facilities Revenue Bond, (Trinity Health), 5.125%, 07/01/29	150,000	108,747
New Mexico - 0.2%
New Mexico Mortgage Finance Authority, GNMA/FNMA/FHLMC Insured, 5.150%, 09/01/28	15,000	14,800

GW&K Municipal Enhanced Yield Fund - March 31, 2009 (unaudited)

Security Description	Principal Amount	Value
Municipal Bonds - 86.0% (continued)
New York - 12.2%
City Of New York, NY, 5.125%, 03/01/26	$250,000	$248,172
Long Island Power Authority, Series A, 6.250%, 04/01/33	200,000	212,046
New York City Transitional Finance Authority, State Building Aid, 5.500%, 01/15/39	250,000	244,250
Seneca Nation Indians Capital Improvements Authority Special Obligation Bond, Series A, 5.000%, 12/01/23 (a)	250,000	160,760
Total New York Municipal Bonds		865,228
Ohio - 1.7%
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 6.500%, 06/01/47	200,000	120,148
Oklahoma - 0.3%
Oklahoma Housing Finance Agency, Series A-2, GNMA Insured, 5.350%, 03/01/27	20,000	19,220
Pennsylvania - 5.0%
Monroe County, Pennsylvania Hospital Authority, (Pocono Medical Center), 5.125%, 01/01/37	95,000	72,245
Pennsylvania Higher Education Facilities Authority Revenue Bond, (Philadelphia University), 5.000%, 06/01/30	400,000	285,128
Total Pennsylvania Municipal Bonds		357,373
Puerto Rico - 2.7%
Puerto Rico Public Buildings Authority, CIFG Insured, 5.250%, 07/01/17	200,000	193,608
Tennessee - 4.9%
Johnson City Health & Educational Facilities Board Hospital Revenue Bond, Series A, 5.500%, 07/01/36	150,000	111,117
Tennessee Energy Acquisition Corp. Gas Revenue Bond, Series A, 5.250%, 09/01/18	300,000	238,692
Total Tennessee Municipal Bonds		349,809
Texas - 5.2%
Gulf Coast Waste Disposal Authority, (International Paper), Series A, 6.100%, 08/01/24	225,000	153,871
Gulf Coast Waste Disposal Authority, (Waste Management), Series A, 5.200%, 05/01/28	200,000	154,044
Texas Municipal Gas Acquisition and Supply Corp., Series A, 5.250%, 12/15/23	100,000	61,931
Total Texas Municipal Bonds		369,846
Utah - 0.1%
Utah Housing Corp., (Single Family Mortgage Revenue), Series C-2, Class II, FHA Insured, 5.250%, 07/01/23	5,000	4,897
Vermont - 1.6%
Vermont Educational & Health Buildings Financing Agency Revenue Bond, (Fletcher Allen Hospital), Series A, 4.750%, 12/01/36	170,000	112,628
Washington - 1.8%
Tobacco Settlement Authority Washington Tobacco Settlement Revenue Bond, 6.625%, 06/01/32	40,000	28,175
Washington County Industrial Development Authority, 7.750%, 07/01/38	100,000	99,523
Total Washington Municipal Bonds		127,698
Wisconsin - 4.4%
State of Wisconsin, Series A, State Appropriations, 6.250%, 05/01/37	300,000	310,176
Total Municipal Bonds (cost $7,572,589)		6,118,796
Other Investment Company - 27.3%
Fidelity Institutional Money Market Funds – Tax-Exempt Portfolio - Class I, 0.42% [1] (cost $1,938,839)	1,938,839	1,938,839
Total Investments - 113.3% (cost $9,511,428)		8,057,635
Other Assets, less Liabilities - (13.3)%		(943,126)
Net Assets - 100.0%		$7,114,509

Notes to Schedule of Portfolio Investments

At March 31, 2009, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
TimesSquare Small Cap Growth Fund	$494,498,150	$14,808,287	($129,407,001)	($114,598,714)
TimesSquare Mid Cap Growth Fund	859,748,726	13,337,565	(202,872,185)	(189,534,620)
Skyline Special Equities Portfolio	241,402,607	5,321,099	(98,686,499)	(93,365,400)
GW&K Multi-Cap Equity Fund	27,031,699	1,870,749	(6,122,462)	(4,251,713)
GW&K Municipal Enhanced Yield Fund	9,546,296	30,971	(1,519,632)	(1,488,661)

*	Non-income-producing security
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At March 31, 2009, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
GW&K Municipal Enhanced Yield Fund	$304,195	4.3%

[1]	Yield shown for each investment company represents its March 31, 2009, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of March 31, 2009, amounting to:

Fund	Market Value	% of Net Assets
TimesSquare Small Cap Growth Fund	$10,631,333	2.9%
TimesSquare Mid Cap Growth Fund	47,936,919	7.7%
Skyline Special Equities Portfolio	1,530,066	1.0%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon (“BNYM”) established a separate sleeve of the BNY Institutional Cash Reserves Fund (“ICRF”) (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

[5]

On October 6, 2008, BNYM established a separate sleeve of the ICRF (Series C) to hold certain securities issued by Whistlejacket Capital Ltd. The Fund’s position in Series C is being marked to market daily.

[6]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Funds investment in the Dreyfus Cash Management Fund is:

Fund	Market Value
TimesSquare Small Cap Growth Fund	$2,976,415
TimesSquare Mid Cap Growth Fund	1,817,403
Skyline Special Equities Portfolio	3,064,911

[7]	Under the U.S. Treasury Temporary Money Market Fund Guarantee Program, the maximum amount covered for the Funds’ investment in the JPMorgan Liquid Assets Money Market Fund is:

Fund	Market Value
TimesSquare Mid Cap Growth Fund	$26,114,869
Skyline Special Equities Portfolio	3,000,000

[8]

Private Placement: New or secondary issue of stock sold directly to a group of investors. The security’s public resale is restricted until it is negotiated with the SEC under the Securities Act of 1933. This security was acquired on 04/21/06 at a cost of $3,375,000 and the market value comprises 1.0% of the Fund net assets 03/31/09.

[9]

Illiquid Security: A security not readily convertible into cash such as a stock, bond, or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. The value shown is a Fair Value price determined under procedures approved by the Fund’s Board of Trustees.

#	Rounds to less than 0.1%.

Investments Definitions and Abbreviations:

ADR/GDR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

CIFG:	CDC IXIS Financial Guarantee
FHA:	Federal Housing Administration
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
FSA:	Financial Services Authority
GNMA:	Government National Mortgage Association

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is as signed a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the valuation of the Funds’ net assets by the above fair value hierarchy levels as of March 31, 2009:

Level	Investments in Securities	Other Financial Instruments*
GW&K Multi-Cap Equity Fund
Level 1 - Quoted Prices	$22,779,986	—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$22,779,986	—

GW&K Municipal Enhanced Yield Fund
Level 1 - Quoted Prices	$1,938,839	—
Level 2 - Other Significant Observable Inputs	6,118,796	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$8,057,635	—

TimesSquare Small Cap Growth Fund
Level 1 - Quoted Prices	$375,211,713	—
Level 2 - Other Significant Observable Inputs	937,723	—
Level 3 - Significant Unobservable Inputs	3,750,000	—

Total	$379,899,436	—

TimesSquare Mid Cap Growth Fund
Level 1 - Quoted Prices	$668,835,079	—
Level 2 - Other Significant Observable Inputs	1,379,027	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$670,214,106	—

Skyline Special Equities Portfolio
Level 1 - Quoted Prices	$147,805,447	—
Level 2 - Other Significant Observable Inputs	231,760	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$148,037,207	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Portfolio Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation of the instrument.

The following table is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

TimesSquare Small Cap Growth Fund	Investments in Securities	Other Financial Instruments*
Balance as of December 31, 2008	$3,750,000	—
Accrued discount/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation	—	—
Net purchases (sales)	—	—
Net transfers in and / or out of level 3	—	—

Balance as of March 31, 2009	$3,750,000	—

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President

Date: May 29, 2009

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: May 29, 2009